Document and Entity Information	Apr. 08, 2026
Details
Registrant CIK	0001722556
Document Type	8-K/A
Document Period End Date	Apr. 08, 2026
Entity Registrant Name	BESTGOFER, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56485
Entity Tax Identification Number	82-5296245
Entity Address, Address Line One	10 Nisan Beck St.
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	91034
City Area Code	972
Local Phone Number	03-9117987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false